Offerings - Offering: 1	Aug. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.50 per value per share
Amount Registered | shares	1,100,000
Proposed Maximum Offering Price per Unit	64.08
Maximum Aggregate Offering Price	$ 70,488,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 10,404.03
Offering Note	(a) The Amount Registered represents 1,100,000 additional shares of common stock, par value $0.50 per share, ("Common Stock"), of Hasbro, Inc. (the "Company") that may be issued pursuant to the Hasbro, Inc. Restated 2003 Stock Incentive Performance Plan, as amended (the "Plan") (b) In Amount Registered, in pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock, dividend, stock split, recapitalization or other similar transaction which results in an increase in the number of outstanding shares of Common Stock. (c) In Proposed Maximum Offering Price Per Unit, the estimated is solely for purposes of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act, the price per share is based on the average of the high and low prices per share of the Company's Common Stock as reported on the NASDAQ Global Select Market on July 29, 2024.